Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies [Abstract]
Schedule of future minimum lease payments under the operating lease
2022	16,859
Total future minimum lease payments	16,859
Less discount	107
Total lease liability	$16,752